Related Party Transactions and Balances (Details Narrative) - USD ($)							1 Months Ended				3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2020	Jun. 26, 2020	Nov. 11, 2019	Oct. 11, 2019	Jul. 12, 2019	Jul. 03, 2019	Aug. 10, 2020	Jun. 29, 2020	Aug. 31, 2019	Jan. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 30, 2020	Jan. 07, 2020	May 11, 2019	Apr. 11, 2019	Mar. 13, 2019	Feb. 28, 2019	Jul. 25, 2018
Advances to related party															$ 2,500,000
Interest expense, related party debt														174,947	222,328
Proceeds from promissory notes														4,479,662	9,280,655
Debt original issue discount																	$ 1,287,473
Amortization of debt discount														4,928,010	4,536,366
Notes payable - related party, current														500,000	500,000
Debt principal balance														1,062,764
Payments of principal and interest															501,041
Conversion price per share																		$ 0.40
Warrant to purchase shares of common stock								73,635,000										8,644,474
Warrant exercise price																		$ 0.40
Gain (loss) on debt extinguishment, net							$ 237,665							7,847,073	39,090,168
Fair value of warrants															(3,620,498)
Number of shares issued		4,000,000,000					85,710,419	70,203,889			85,710,419
Convertible Note Agreement [Member]
Debt original issue discount														328,638	266,400
Debt principal balance															500,000
Payments of principal and interest														$ 100,000
Conversion price per share														$ 2.50
Note Conversion Agreement [Member]
Accrued interest payable					$ 7,500
Conversion price per share					$ 2.50
Conversion of common stock issued					203,000
Convertible notes payable					$ 500,000
Warrant to purchase shares of common stock					203,000
Warrant exercise price					$ 1.81
Warrants expiration term					5 years
Gain (loss) on debt extinguishment, net													$ 15,704,425
Note Conversion Agreement 1 [Member]
Accrued interest payable					$ 30,000
Conversion price per share					$ 2.50
Conversion of common stock issued					812,000
Convertible notes payable					$ 2,000,000
Warrant to purchase shares of common stock					812,000
Warrant exercise price					$ 2.50
Warrants expiration term					5 years
Chief Executive Officer [Member]
Repayment of related party debt									$ 50,000
Due to related party														$ 30,000
Advances to related party	$ 30,000
Chief Executive Officer [Member] | Convertible Note Agreement [Member]
Due to related party																				$ 2,000,000
Maturity date			Apr. 11, 2021
Notes interest rate																				20.00%
Debt principal balance																			$ 30,000
Payments of principal and interest			$ 117,611
Debt conversion percentage			18.00%
Holder [Member] | Convertible Note Agreement [Member]
Debt principal balance																				$ 100,000
Conversion price per share																				$ 11.81
Promissory Notes [Member]
Repayment of related party debt									$ 50,000
Due to related party						$ 500,000
Maturity date						Jan. 03, 2021
Notes interest rate						20.00%
Promissory Notes [Member] | Spouse of Company's CEO [Member]
Repayment of related party debt										$ 220,000		$ 930,000
Promissory notes payable												1,150,000				$ 1,150,000						$ 220,000
Proceeds from promissory notes												$ 1,050,000
Debt original issue discount																						$ 20,000	$ 100,000
Amortization of debt discount														0	26,383
Accrued interest payable														173,692	83,445
Promissory Notes 1 [Member]
Notes interest rate						18.00%
Convertible Promissory Notes [Member]
Interest expense, related party debt														174,947	222,328
Debt original issue discount														83,548	2,210,950
Debt principal balance														$ 1,062,764	5,459,909
Conversion price per share														$ 2.50
Convertible notes payable														$ 979,216	3,634,344
Warrant to purchase shares of common stock														1,015,000
Gain (loss) on debt extinguishment, net														$ 3,669,367
Debt original amount														1,164,220
Fair value of warrants														$ 2,505,147
Number of shares issued														1,015,000
Former Majority Owner [Member]
Acquired balance due from former majority owner														$ 14,019
Payment of cash acquired														489,174
Cash paid for acquisition														489,174
Repayment of related party debt														35,000	130,000	$ 216,155
Due to related party														94,000	129,000
Employee [Member]
Due to related party														0	88,000
Advances to related party														88,000
Interest expense, related party debt														57,200
Prime EFS, Shypdirect and Frank Mazzola [Member]
Repayment of related party debt														163,000
Advances to related party														75,000
Former Employee [Member] | Prime EFS, LLC [Member]
Due to related party														0	$ 25,000
Advances to related party														25,000
Interest expense, related party debt														$ 27,500
Individual [Member] | Convertible Note Agreement [Member]
Due to related party																					$ 500,000
Maturity date				Apr. 11, 2021
Notes interest rate																					20.00%
Debt principal balance																				$ 7,500
Payments of principal and interest				$ 31,902
Debt conversion percentage				18.00%
Holder [Member] | Convertible Note Agreement [Member]
Debt principal balance																					$ 100,000
Conversion price per share																					$ 1.37